Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	227,000,000	227,000,000	107,000,000
Common Stock, Shares Issued	1,072,000	989,000	881,000
Common Stock, Shares Outstanding	1,072,000	989,000	881,000
Series A-1 redeemable convertible preferred stock [Member]
Temporary Equity, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	76,500,000	76,500,000	77,000,000
Temporary Equity, Shares Issued	76,500,000	76,500,000	76,500,000
Temporary Equity, Shares Outstanding	76,499,992	76,499,992	76,499,992
Temporary Equity, Liquidation Preference	$ 68,436	$ 63,739	$ 63,739
Series B redeemable convertible preferred stock [Member]
Temporary Equity, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	104,225,000	104,225,000	0
Temporary Equity, Shares Issued	104,225,000	62,535,000	0
Temporary Equity, Shares Outstanding	104,225,000	62,535,000	0
Temporary Equity, Liquidation Preference	$ 94,492	$ 55,326	$ 55,326